Significant Events, Acquisition and Divestures - Summary of Financial Restructuring, Cash and Cash Equivalents (Detail) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalent	$ 315.4		$ 538.8	$ 385.3	$ 359.1
EUR [member]
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalent | €		€ 19.1
Other currencies [member]
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalent	$ 292.5